Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship at December 31, 2019
Dandan Liu	Principal shareholder, Chief Executive Officer ("CEO")

Rongfeng Cui	Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer ("CFO"), Rongfeng Cui's brother

Rongjie Cui	Rongfeng Cui's brother

Yanjuan Wang	Rongfeng Cui's wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui's wife

Wenbin Pang	Former Financial Director of the Company

Yan Fu	Former Sales Vice President

Jichang Zhang	Vice President of Public Affairs

Fucheng Sun	Former Chief R&D Officer

Yuxiang Qi	Dandan Liu's mother

Tide (Shanghai) Industrial Co. Ltd. ("Tide")	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. ("Like")	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. ("Saike")	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm")	Controlled by Rongfeng Cui's father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian")	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. ("Hanyinhe")	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. ("Zhenyu")	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. ("Quanmin Chongai")	Rongbing Cui serves as supervisor of Quanmin Chongai

Schedule of due from related parties
	December 31,	December 31,
	2019	2018
Tide	$43	$44
Rongfeng Cui	41,673	43,510
Less: Allowance for doubtful accounts	(41,716)	-
Due from related parties, net	$-	$43,554

Schedule of due to related parties
	December 31,	December 31,
	2019	2018
Saike	$-	$16,470
Phillip Zou	-	1,000
Rongbing Cui	10,046	-
Rongfeng Cui	29,341	27,676
Total	$39,387	$45,146

Schedule of short term loans from related parties
	December 31,	December 31,
	2019	2018
Rongfeng Cui	$751,029	$84,831
Dandan Liu	-	440,638
Yuxiang Qi	112,778	436,275
Rongbing Cui	-	31,993
Wenbin Pang	-	29,085
Yan Fu	28,703	29,085
Rongjie Cui	-	4,363
Jichang Zhang	-	2,909
Fucheng Sun	-	2,181
Total	$892,510	$1,061,360

Schedule of long term loans from related party
	December 31,	December 31,
	2019	2018
Rongfeng Cui	$-	$286,139
Less: Rongfeng Cui - current portion	-	68,673
Non-current portion	$-	$217,466

Schedule of sales to related parties, purchases from related parties and services provided by related parties
	For the Years Ended December 31,
	2019	2018	2017
SALES TO:
Like	$-	$1,167,933	$506,495
Zhenyu	5,778	-	-
Quanmin Chongai	187,063	-	-
Liujiayi	-	25,832	-
TDH Group BVBA	-	325,766	-
Total Sales	$192,841	$1,519,531	$506,495
PURCHASES FROM:
Yinhe Jiutian	$-	$-	$5,059
Kangkang Family Farm	-	-	30,191
Zhenyu	-	28,872	163,127
TDH Group BVBA	-	2,689	-
Total Purchases	$-	$31,561	$198,377
SERVICE PROVIDED BY:
Hanyinhe	$-	$9,373	$-
TDH Group BVBA	-	278,396	-
TDH JAPAN	-	134,181	-
Total Services Consumed	$-	$421,950	$-

Schedule of accounts receivables from related party
	December 31,	December 31,
	2019	2018
Like	$96,580	$435,513
Quanmin Chongai	29,509	-
Less: Allowance for doubtful accounts	(126,089)	-
Accounts receivables – related parties, net	$-	$435,513

Schedule of accounts payable to related parties
	December 31,	December 31,
	2019	2018
Yinhe Jiutian	$112,069	$113,562
Kangkang Family Farm	4,705	4,768
Zhenyu Trading	60	6,796
Total	$116,834	$125,126